UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Growth Fund

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 2 Thornell Road, Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/06

Date of reporting period: 9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Growth Fund

Common Stock 99.7%	Shares	Market value

Industrials 6.8%
Expeditors Int'l+	2800	$ 124,824
Old Dominion Freight Line Inc.+	3900	$ 117,117

		$ 241,941

Consumer Discretionary 24.6%
American Eagle Outfitters Inc.	3800	$ 166,554
Bebe Stores Inc.	5550	$ 137,529
Crocs Inc.+	4475	$ 151,926
Garmin Ltd.+	2450	$ 119,511
Kohls Corp.+	2100	$ 136,332
Under Armour Inc.+	3925	$ 157,079

		$ 868,931

Consumer Staples 6.5%
Constellation Brands Inc.+	4450	$ 128,071
Pepsico Inc.	1600	$ 104,416

		$ 232,487

Financials 28.3%
Affiliated Managers Group, Inc.+	1300	$ 130,143
Chicago Mercantile Exchange+	300	$ 143,475
Knight Capital Group Inc.+	7275	$ 132,405
Lehman Bros. Holdings	1550	$ 114,483
Merrill Lynch & Co.	1650	$ 129,063
Northern Trust Co.	2325	$ 135,850
Options Xpress+	4350	$ 121,278
WR Berkley Corp.	2625	$ 92,899

		$ 999,596

Health Care 22.3%
Amgen Inc.+	1800	$ 128,754
Cerner Corp.+	2275	$ 103,285
Gilead Sciences+	2150	$ 147,856
Laboratories Corp. of America Holdings+	2300	$ 150,811
LifePoint Hospitals Inc.+	3550	$ 125,386
Stryker Corp.	2650	$ 131,414

		$ 787,505

Information Technology 22.8%
Apple Computer Inc.+	1825	$ 140,580
Cognizant Technology Solutions Corp.+	2200	$ 162,822
Digital River+	2550	$ 130,356
Google Inc.+	300	$ 120,570
Intuit+	4000	$ 128,360
Satyam Computer	3175	$ 122,841

		$ 805,529

TOTAL COMMON STOCK COST		$ 3,530,810

NET OTHER ASSETS

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(cost $3,530,810)*

TOTAL NET ASSETS - 100%

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes
*Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$ 423,110
Gross Unrealized Depreciation		$ 17,933

Net Unrealized Appreciation (Depreciation)		$ 405,177

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

10/31/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

10/31/06

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

10/31/06